Note 19 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity - 2014 Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 19 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity [Line Items]
Outstanding at beginning of year	1,860,000
Outstanding at beginning of year	$ 0.89
Granted	120,000	1,960,000
Granted	$ 0.87	$ 0.90
Exercised	(3,600)
Exercised	$ 0.92
Forfeited	(741,400)	(100,000)
Forfeited	$ 0.89	$ 0.88
Outstanding at end of year	1,235,000	1,860,000
Outstanding at end of year	$ 0.88	$ 0.89
Shares exercisable at end of year	480,200
Shares exercisable at end of year	$ 0.89